Other assets - Summary Of Detailed Information About Other Assets (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Non-current
Prepaid expenses		₨ 4,356		₨ 2,657
Interest receivable from statutory authorities		1,062		1,148
Deferred contract cost
Costs to obtain contract	[1]	2,592		3,277
Costs to fulfil contract	[2]	1,000		378
Non-current non-financial asset		9,010	$ 96	7,460
Current
Prepaid expenses		18,929		16,917
Balance with GST and other authorities		7,969		6,760
Advance to suppliers		2,369		2,323
Withholding taxes		975		542
Dues from officers and employees		415		453
Defined benefit plan asset, net		204		472
Costs to obtain contracts	[1]	1,903		1,407
Costs to fulfil contract	[2]	151		131
Other receivables		249		123
Current non-financial asset		33,164	$ 353	29,128
Total		₨ 42,174		₨ 36,588

[1]	Costs to obtain contracts amortization of ₹ 1,083, ₹ 1,333 and ₹ 2,558 during the years ended March 31, 2024, 2025 and 2026, respectively.
[2]	Costs to fulfil contracts amortization of ₹ 60, ₹ 83 and ₹ 150 during the years ended March 31, 2024, 2025 and 2026, respectively